Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 73,824	$ 89,569	$ 158,381
Revenues from Services
Disaggregation Of Revenue [Line Items]
Total Revenue	37,798	46,150	91,110
Revenues from Services | Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Total Revenue	26,430	39,956	80,537
Revenues from Services | International Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Total Revenue	21,672	30,798	77,974
Revenues from Services | Local Data Connectivity Services
Disaggregation Of Revenue [Line Items]
Total Revenue	4,758	9,158	2,563
Revenues from Services | PaaS and SaaS Services
Disaggregation Of Revenue [Line Items]
Total Revenue	10,770	5,717	9,135
Revenues from Services | Others
Disaggregation Of Revenue [Line Items]
Total Revenue	598	477	1,438
Sale of Products
Disaggregation Of Revenue [Line Items]
Total Revenue	36,026	43,419	67,271
Sale of Products | Terminals
Disaggregation Of Revenue [Line Items]
Total Revenue	27,408	32,597	54,880
Sale of Products | Data Related Products
Disaggregation Of Revenue [Line Items]
Total Revenue	5,843	10,194	11,955
Sale of Products | Others
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 2,775	$ 628	$ 436